Average Annual Total Returns (Vanguard Morgan Growth Fund)	12 Months Ended
Sep. 30, 2013
Vanguard Morgan Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	34.76%
Five Years	19.55%
Ten Years	7.85%
Inception Date	Dec. 31, 1968
Vanguard Morgan Growth Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	34.92%
Five Years	19.72%
Ten Years	8.02%
Inception Date	May 14, 2001
Return After Taxes on Distributions | Vanguard Morgan Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.32%
Five Years	19.19%
Ten Years	7.43%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Morgan Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	20.79%
Five Years	15.98%
Ten Years	6.38%
Russell 3000 Growth Index | Vanguard Morgan Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	34.23%
Five Years	20.56%
Ten Years	7.95%
Russell 3000 Growth Index | Vanguard Morgan Growth Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	34.23%
Five Years	20.56%
Ten Years	7.95%